Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS [Abstract]:
Cash and cash equivalents	$ 113,089	$ 93,379
Restricted cash	14,264	9,067
Accounts receivable, net	2,365	16,145
Inventories	11,565	11,005
Due from related parties	4,447	2,679
Insurance claims receivable	1,759	1,429
Prepaid lease rentals	4,982	0
Accrued charter revenue	511	409
Prepayments and other	4,993	2,450
Total current assets	157,975	136,563
FIXED ASSETS, NET [Abstract]:
Advances for vessel acquisitions	0	240,871
Capital leased assets	250,547	0
Vessels, Net	2,098,820	2,187,388
Total fixed assets, net	2,349,367	2,428,259
NON-CURRENT ASSETS [Abstract]:
Investment in affiliates	73,579	23,732
Prepaid lease rentals, non-current	40,811	0
Accounts receivable, non-current, net	1,425	7,334
Deferred charges, net	28,675	29,864
Restricted cash	49,818	49,826
Accrued charter revenue, non-current	1,025	10,264
Other non-current assets	12,065	0
Total assets	2,714,740	2,685,842
CURRENT LIABILITIES [Abstract]:
Current portion of long-term debt	192,951	206,717
Accounts payable	6,296	5,814
Capital lease obligations	13,508	0
Accrued liabilities	19,119	14,386
Unearned revenue	12,929	9,601
Fair value of derivatives	43,287	55,322
Other current liabilities	2,286	3,140
Total current liabilities	290,376	294,980
NON-CURRENT LIABILITIES [Abstract]:
Long-term debt, net of current portion	1,326,990	1,660,859
Capital lease obligations, net of current portion	233,625	0
Fair value of derivatives, net of current portion	31,653	47,890
Unearned revenue, net of current portion	29,454	25,164
Total non-current liabilities	1,621,722	1,733,913
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY [Abstract]:
Preferred stock	0	0
Common Stock	8	8
Additional paid-in capital	858,665	762,142
Retained earnings / (Accumulated deficit)	103	(20,047)
Accumulated other comprehensive loss	(56,134)	(85,154)
Total stockholders' equity	802,642	656,949
Total liabilities and stockholders' equity	$ 2,714,740	$ 2,685,842